UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: September 30,
Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BANK & BROKERAGE ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.2%
Brazil: 2.9%
29,284	Banco Bradesco S.A. (ADR)	$435,453
11,399	Banco Santander S.A. (ADR)	88,342
		523,795
Canada: 17.3%
10,109	Bank of Montreal (USD)	558,623
15,400	Bank of Nova Scotia (USD)	797,566
17,614	Royal Bank of Canada (USD)	902,189
11,393	Toronto-Dominion Bank (USD) †	891,274
		3,149,652
Germany: 2.7%
13,646	Deutsche Bank AG (USD)	493,576
India: 0.2%
1,274	ICICI Bank Ltd. (ADR)	41,290
Japan: 4.7%
178,613	Mitsubishi UFJ Financial Group, Inc. (ADR)	848,412
Netherlands: 1.9%
52,019	ING Groep N.V. (ADR) *	347,487
Spain: 7.8%
77,404	Banco Bilbao Vizcaya Argentaria S.A. (ADR) †	547,246
131,926	Banco Santander S.A. (ADR)	865,435
		1,412,681
Switzerland: 5.2%
17,395	Credit Suisse Group AG (ADR)	318,850
54,445	UBS AG (USD) *	637,551
		956,401
United Kingdom: 12.4%
37,080	Barclays Plc (ADR)	381,924
42,300	HSBC Holdings Plc (ADR)	1,866,699
		2,248,623
United States: 42.1%
126,073	Bank of America Corp.	1,031,277
17,060	Charles Schwab Corp.	220,586
32,683	Citigroup, Inc.	895,841
7,266	Goldman Sachs Group, Inc.	696,519
44,394	JPMorgan Chase & Co.	1,586,198
22,489	Morgan Stanley	328,115
26,341	U.S. Bancorp	847,127
61,325	Wells Fargo & Co.	2,050,708
		7,656,371
Total Common Stocks (Cost: $16,704,486)		17,678,288
PREFERRED STOCK: 2.7%
Brazil: 2.7% (Cost: $472,345)
35,299	Itau Unibanco Holding S.A. (USD)	491,362
MONEY MARKET FUND: 0.1% (Cost: $27,691)
27,691	Dreyfus Government Cash Management Fund	27,691
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $17,204,522)		18,197,341
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6% (Cost: $102,694)
102,694	Bank of New York Overnight Government Fund	102,694
Total Investments: 100.6% (Cost: $17,307,216)		18,300,035
Liabilities in excess of other assets: (0.6)%		(111,455)
NET ASSETS: 100.0%		$18,188,580

BANK & BROKERAGE ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $100,370.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Commercial Banking Institution	30.9%	$5,618,780
Diversified Banking Institution	49.9	9,084,962
Finance - Investment Banker / Broker	1.2	220,586
Life & Health Insurance	1.9	347,487
Super - Regional Banks	15.9	2,897,835
Money Market Fund	0.2	27,691
	100.0%	$18,197,341

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$17,678,288	$—	$—	$17,678,288
Preferred Stock*	491,362	—	—	491,362
Money Market Funds	130,385	—	—	130,385
Total	$18,300,035	$—	$—	$18,300,035

*See Schedule of Investments for security type and geographic sector breakouts.

BIOTECH ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Netherlands: 3.5%
222,757	Qiagen N.V. (USD) * †	$3,720,042

United States: 96.5%
36,737	Acorda Therapeutics, Inc. *	865,524
55,905	Alexion Pharmaceuticals, Inc. *	5,551,367
210,189	Amgen, Inc.	15,352,205
156,161	Amylin Pharmaceuticals, Inc. *	4,408,425
63,400	Biogen Idec, Inc. *	9,153,692
111,731	BioMarin Pharmaceutical, Inc. *	4,422,313
116,539	Celgene Corp. *	7,477,142
46,994	Charles River Laboratories International, Inc. *	1,539,523
61,747	Cubist Pharmaceuticals, Inc. *	2,340,829
147,851	Dendreon Corp. * †	1,094,097
142,674	Exelixis, Inc. * †	788,987
43,922	Gen-Probe, Inc. *	3,610,388
199,118	Gilead Sciences, Inc. *	10,210,771
195,181	Human Genome Sciences, Inc. *	2,562,727
112,852	Illumina, Inc. *	4,558,092
107,415	Incyte Corp. * †	2,438,321
63,446	InterMune, Inc. * †	758,180
110,001	Life Technologies Corp. *	4,948,945
81,851	Myriad Genetics, Inc. *	1,945,598
62,223	Onyx Pharmaceuticals, Inc. *	4,134,718
34,360	Regeneron Pharmaceuticals, Inc. *	3,924,599
112,998	Seattle Genetics, Inc. * †	2,869,019
46,291	United Therapeutics Corp. *	2,285,850
87,801	Vertex Pharmaceuticals, Inc. *	4,909,832

		102,151,144

Total Common Stocks (Cost: $91,767,098)		105,871,186

MONEY MARKET FUND: 0.1% (Cost: $85,496)
85,496	Dreyfus Government Cash Management Fund	85,496

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $91,852,594)		105,956,682

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.2% (Cost: $10,794,579)
10,794,579	Bank of New York Overnight Government Fund	10,794,579

Total Investments: 110.3% (Cost: $102,647,173)		116,751,261
Liabilities in excess of other assets: (10.3)%		(10,864,097)

NET ASSETS: 100.0%		$105,887,164

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,519,678.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diagnostic Equipment	3.4%	$3,610,388
Diagnostic Kits	3.5	3,720,042
Medical - Biomedical / Genetics	84.9	89,983,725
Therapeutics	8.1	8,557,031
Money Market Fund	0.1	85,496

	100.0%	$105,956,682

BIOTECH ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$105,871,186	$—	$—	$105,871,186
Money Market Funds	10,880,075	—	—	10,880,075

Total	$116,751,261	$—	$—	$116,751,261

* See Schedule of Investments for security type and geographic sector breakouts.

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.4%
44,610	Progressive Waste Solutions Ltd. (USD)	$844,021

France: 9.9%
150,406	Veolia Environnement S.A. (ADR)	1,898,124

United States: 85.7%
63,178	Calgon Carbon Corp. *	898,391
68,645	Casella Waste Systems, Inc. *	401,573
15,328	Clean Harbors, Inc. *	864,806
50,024	Covanta Holding Corp.	857,911
53,904	Darling International, Inc. *	888,877
74,000	Fuel Tech, Inc. *	361,120
42,045	Layne Christensen Co. *	869,911
177,884	Metalico, Inc. *	391,345
158,362	Newpark Resources, Inc. *	934,336
313,558	Perma-Fix Environmental Services, Inc. *	366,863
424,699	Rentech, Inc. *	874,880
72,577	Republic Services, Inc.	1,920,387
32,745	Shaw Group, Inc. *	894,266
20,843	Stericycle, Inc. *	1,910,678
33,623	Tetra Tech, Inc. *	876,888
21,011	US Ecology, Inc.	372,735
28,847	Waste Connections, Inc.	863,102
57,507	Waste Management, Inc.	1,920,734

		16,468,803

Total Common Stocks: 100.0% (Cost: $24,130,407)		19,210,948
Other assets less liabilities: 0.0%		685

NET ASSETS: 100.0%		$19,211,633

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Alternative Waste Technology	13.9%	$2,662,148
Building & Construction	4.5	869,911
Engineering / R&D Services	4.6	894,266
Environment Consulting & Engineering	4.6	876,888
Hazardous Waste Disposal	18.3	3,515,082
Non - Hazardous Waste Disposal	35.4	6,807,728
Oil - Field Services	4.9	934,336
Pollution Control	1.9	361,120
Recycling	2.0	391,345
Water	9.9	1,898,124

	100.0%	$19,210,948

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$19,210,948	$—	$—	$19,210,948

* See Schedule of Investments for security type and geographic sector breakouts.

GAMING ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.6%
Australia: 9.7%
158,533	Ainsworth Game Technology Ltd. * #	$343,674
255,882	Aristocrat Leisure Ltd. #	730,605
86,117	Consolidated Media Holdings Ltd. #	299,079
211,967	Crown Ltd. #	1,856,415
374,657	TABCORP Holdings Ltd. #	1,131,523
699,381	Tatts Group Ltd. #	1,887,485

		6,248,781

Canada: 0.4%
28,766	Great Canadian Gaming Corp. *	256,494

China / Hong Kong: 20.1%
1,130,240	Galaxy Entertainment Group Ltd. * #	2,843,932
160,537	Melco Crown Entertainment Ltd. (ADR) * †	1,849,386
318,000	Nagacorp Ltd. #	142,223
1,226,800	Sands China Ltd. #	3,947,208
1,270,000	SJM Holdings Ltd. #	2,380,028
737,600	Wynn Macau Ltd. #	1,740,765

		12,903,542

Germany: 0.2%
2,292	Lotto24 SE *	6,378
2,292	Tipp24 SE * #	115,370

		121,748

Greece: 1.0%
108,038	OPAP S.A. #	678,118

Ireland: 2.3%
22,236	Paddy Power Plc #	1,454,058

Italy: 1.1%
35,608	Lottomatica S.p.A. #	689,202

Japan: 3.1%
3,600	Daikoku Denki Co. Ltd. #	62,996
20,208	Heiwa Corp. #	379,327
4,600	Mars Engineering Corp. #	101,892
25,673	Sankyo Co. Ltd. #	1,255,099
10,600	Universal Entertainment Corp.	221,619

		2,020,933

Malaysia: 8.9%
374,851	Berjaya Sports Toto Bhd #	509,100
1,150,138	Genting Bhd #	3,434,618
1,534,898	Genting Malaysia Bhd #	1,751,817

		5,695,535

New Zealand: 1.2%
295,119	Sky City Entertainment Group Ltd. #	809,536

South Africa: 2.7%
49,553	Sun International Ltd.	541,366
462,427	Tsogo Sun Holdings Ltd.	1,187,378

		1,728,744

South Korea: 2.6%
63,006	Kangwon Land, Inc. #	1,345,889
29,218	Paradise Co. Ltd. #	352,793

		1,698,682

Sweden: 1.3%
16,669	Betsson A.B. * #	498,629
12,731	Unibet Group Plc #	323,474

		822,103

United Kingdom: 8.5%
67,530	888 Holdings Plc * #	67,358
358,972	Bwin.Party Digital Entertainment Plc #	621,211
186,393	IG Group Holdings Plc #	1,403,013

GAMING ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

465,874	Ladbrokes Plc #	$1,149,465
88,423	Playtech Ltd. *	478,817
282,542	Sportingbet Plc #	135,852
360,182	William Hill Plc #	1,599,690

		5,455,406

United States: 35.5%
16,866	Ameristar Casinos, Inc.	299,709
22,019	Bally Technologies, Inc. *	1,027,407
27,993	Boyd Gaming Corp. * †	201,550
6,495	Churchill Downs, Inc.	381,841
33,532	Global Cash Access Holdings, Inc. *	241,766
152,662	International Game Technology	2,404,426
202,650	Las Vegas Sands Corp.	8,813,248
183,151	MGM Mirage *	2,043,965
13,901	Multimedia Games Holding Co. Inc. *	194,614
33,276	Penn National Gaming, Inc. *	1,483,777
31,892	Pinnacle Entertainment, Inc. *	306,801
29,917	Scientific Games Corp. *	255,790
28,199	Shuffle Master, Inc. *	389,146
28,384	WMS Industries, Inc. *	566,261
40,753	Wynn Resorts Ltd.	4,226,901

		22,837,202

Total Common Stocks (Cost: $53,250,619)		63,420,084

REAL ESTATE INVESTMENT TRUST: 1.3% (Cost: $716,647)
Canada: 1.3%
24,067	Granite Real Estate, Inc.	820,372

MONEY MARKET FUND: 0.1% (Cost: $46,048)
46,048	Dreyfus Government Cash Management Fund	46,048

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $54,013,314)		64,286,504

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8% (Cost: $484,899)
484,899	Bank of New York Overnight Government Fund	484,899

Total Investments: 100.8% (Cost: $54,498,213)		64,771,403
Liabilities in excess of other assets: (0.8)%		(486,245)

NET ASSETS: 100.0%		$64,285,158

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $467,909.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,041,444 which represents 56.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	61.3%	$39,415,934
Casino Services	11.9	7,656,392
Commercial Services - Finance	0.4	241,766
Computer Software	0.7	478,817
Finance - Other Services	2.2	1,403,013
Gambling (Non-Hotel)	10.4	6,691,519
Internet Gambling	2.6	1,652,902
Leisure & Recreation Products	1.0	629,257
Lottery Services	4.8	3,085,787
Multimedia	0.4	299,079
Racetracks	2.9	1,865,618
Real Estate Investment Trust	1.3	820,372
Money Market Fund	0.1	46,048

	100.0%	$64,286,504

GAMING ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$6,248,781	$—	$6,248,781
Canada	256,494	—	—	256,494
China / Hong Kong	1,849,386	11,054,156	—	12,903,542
Germany	6,378	115,370	—	121,748
Greece	—	678,118	—	678,118
Ireland	—	1,454,058	—	1,454,058
Italy	—	689,202	—	689,202
Japan	221,619	1,799,314	—	2,020,933
Malaysia	—	5,695,535	—	5,695,535
New Zealand	—	809,536	—	809,536
South Africa	1,728,744	—	—	1,728,744
South Korea	—	1,698,682	—	1,698,682
Sweden	—	822,103	—	822,103
United Kingdom	478,817	4,976,589	—	5,455,406
United States	22,837,202	—	—	22,837,202
Real Estate Investment Trust	820,372	—	—	820,372
Money Market Funds	530,947	—	—	530,947

Total	$28,729,959	$36,041,444	$—	$64,771,403

During the period, transfers of securities from Level 2 to Level 1 were $1,666,945. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

MORNINGSTAR WIDE MOAT RESEARCH ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 10.8%
21,206	Compass Minerals International, Inc.	$1,617,594
43,748	Vulcan Materials Co.	1,737,233

		3,354,827

Communications: 9.8%
88,460	Cisco Systems, Inc.	1,518,858
2,628	Google, Inc. *	1,524,424

		3,043,282

Consumer, Non-cyclical: 14.5%
27,887	Express Scripts Holding Co. *	1,556,931
91,287	The Western Union Co.	1,537,273
27,287	Weight Watchers International, Inc.	1,406,918

		4,501,122

Energy: 4.6%
22,194	National Oilwell Varco, Inc.	1,430,181

Financial: 20.0%
71,820	Bank of New York Mellon Corp.	1,576,449
13,980	Franklin Resources, Inc.	1,551,640
33,995	Northern Trust Corp.	1,564,450
96,632	The St. Joe Co. *	1,527,752

		6,220,291

Industrial: 20.4%
38,005	Expeditors International of Washington, Inc.	1,472,694
76,244	General Electric Co.	1,588,925
22,237	Martin Marietta Materials, Inc.	1,752,720
19,976	United Technologies Corp.	1,508,787

		6,323,126

Technology: 15.1%
137,141	Applied Materials, Inc.	1,571,636
28,717	MICROS Systems, Inc. *	1,470,310
54,948	Oracle Corp.	1,631,956

		4,673,902

Utilities: 4.8%
39,396	Exelon Corp.	1,482,078

Total Common Stocks (Cost: $30,843,646)		31,028,809

MONEY MARKET FUND: 0.1% (Cost: $10,512)
10,512	Dreyfus Government Cash Management Fund	10,512

Total Investments: 100.1% (Cost: $30,854,158)		31,039,321
Liabilities in excess of other assets: (0.1)%		(16,964)

NET ASSETS: 100.0%		$31,022,357

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$31,028,809	$—	$—	$31,028,809
Money Market Fund	10,512	—	—	10,512

Total	$31,039,321	$—	$—	$31,039,321

* See Schedule of Investments for security type and industry sector breakouts.

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 3.9%
156,612	Valeant Pharmaceuticals International, Inc. (USD) *	$7,014,652

Denmark: 4.6%
56,472	Novo-Nordisk A.S. (ADR)	8,207,641

France: 5.3%
247,594	Sanofi S.A. (ADR)	9,354,101

Ireland: 7.4%
253,626	Elan Corp. Plc (ADR) *	3,700,403
88,335	Shire Plc (ADR)	7,631,261
100,434	Warner Chilcott Plc (USD) *	1,799,777

		13,131,441

Israel: 4.3%
193,694	Teva Pharmaceutical Industries Ltd. (ADR)	7,639,291

Switzerland: 6.5%
206,458	Novartis A.G. (ADR)	11,541,002

United Kingdom: 10.3%
186,791	AstraZeneca Plc (ADR)	8,358,897
218,117	GlaxoSmithKline Plc (ADR)	9,939,592

		18,298,489

United States: 57.7%
135,380	Abbott Laboratories	8,727,949
83,930	Allergan, Inc.	7,769,400
249,990	Bristol-Myers Squibb Co.	8,987,141
186,059	Eli Lilly & Co.	7,983,792
61,055	Endo Pharmaceuticals Holdings, Inc. *	1,891,484
137,526	Forest Laboratories, Inc. *	4,812,035
86,183	Hospira, Inc. *	3,014,681
237,261	Johnson & Johnson	16,029,353
27,731	Medicis Pharmaceutical Corp.	947,014
263,096	Merck & Co., Inc.	10,984,258
221,120	Mylan, Inc. *	4,725,334
45,513	Perrigo Co.	5,367,348
651,564	Pfizer, Inc.	14,985,972
29,844	Salix Pharmaceuticals Ltd. *	1,624,707
65,196	Watson Pharmaceuticals, Inc. *	4,823,852

		102,674,320

Total Common Stocks (Cost: $173,922,010)		177,860,937
Other assets less liabilities: 0.0%		57,917

NET ASSETS: 100.0%		$177,918,854

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Medical - Drugs	84.6%	$150,490,654
Medical - Generic Drugs	12.7	22,555,825
Medical Products	1.7	3,014,681
Therapeutics	1.0	1,799,777

	100.0%	$177,860,937

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$177,860,937	$—	$—	$177,860,937

* See Schedule of Investments for security type and geographic sector breakouts.

RETAIL ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
United States: 100.0%
6,465	Amazon.com, Inc. *	$1,476,283
13,168	AmerisourceBergen Corp.	518,161
12,068	Bed Bath & Beyond, Inc. *	745,802
14,273	Best Buy Co., Inc.	299,162
17,471	Cardinal Health, Inc.	733,782
11,093	Costco Wholesale Corp.	1,053,835
22,841	CVS Caremark Corp.	1,067,360
26,765	Home Depot, Inc.	1,418,277
6,828	JC Penney Co., Inc. †	159,161
11,371	Kohl’s Corp.	517,267
27,868	Kroger Co.	646,259
35,454	Lowe’s Co., Inc.	1,008,312
12,537	Ltd Brands, Inc.	533,198
21,651	MACY’S, Inc.	743,712
9,951	McKesson Corp.	932,906
2,772	Netflix, Inc. *	189,799
13,687	Safeway, Inc. †	248,419
35,442	Staples, Inc.	462,518
30,152	Sysco Corp.	898,831
16,944	Target Corp.	985,971
15,361	The Gap, Inc.	420,277
23,076	TJX Cos., Inc.	990,653
28,322	Walgreen Co.	837,765
31,237	Wal-Mart Stores, Inc.	2,177,844
9,310	Whole Foods Market, Inc.	887,429

Total Common Stocks (Cost: $19,845,064)		19,952,983

MONEY MARKET FUND: 0.2% (Cost: $30,368)
30,368	Dreyfus Government Cash Management Fund	30,368

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $19,875,432)		19,983,351

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0% (Cost: $195,241)
195,241	Bank of New York Overnight Government Fund	195,241

Total Investments: 101.2% (Cost: $20,070,673)		20,178,592
Liabilities in excess of other assets: (1.2)%		(230,478)

NET ASSETS: 100.0%		$19,948,114

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $190,947.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

E-Commerce / Products	8.3%	$1,666,082
Food - Retail	8.9	1,782,107
Food - Wholesale / Distribution	4.5	898,831
Medical - Wholesale Drug Distributors	10.9	2,184,849
Retail - Apparel / Shoes	4.8	953,475
Retail - Bedding	3.7	745,802
Retail - Building Products	12.2	2,426,589
Retail - Consumer Electronics	1.5	299,162
Retail - Discount	21.1	4,217,650
Retail - Drug Store	9.5	1,905,125
Retail - Major Department Store	5.8	1,149,814
Retail - Office Supplies	2.3	462,518
Retail - Regional Department Store	6.3	1,260,979
Money Market Fund	0.2	30,368

	100.0%	$19,983,351

RETAIL ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$19,952,983	$—	$—	$19,952,983
Money Market Funds	225,609	—	—	225,609

Total	$20,178,592	$—	$—	$20,178,592

* See Schedule of Investments for security type and geographic sector breakouts.

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 2.0%
720,754	Marvell Technology Group Ltd. (USD)	$8,130,105

Netherlands: 5.3%
416,097	ASML Holding N.V. (USD)	21,395,708

Singapore: 3.0%
335,053	Avago Technologies Ltd. (USD)	12,028,403

Taiwan: 13.1%
3,806,513	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	53,138,921

United Kingdom: 4.0%
683,960	ARM Holdings Plc (ADR)	16,271,408

United States: 72.6%
883,894	Advanced Micro Devices, Inc. *	5,064,713
485,665	Altera Corp.	16,434,904
439,705	Analog Devices, Inc.	16,563,687
1,671,419	Applied Materials, Inc.	19,154,462
665,720	Atmel Corp. *	4,460,324
576,599	Broadcom Corp. *	19,489,046
169,642	Cree, Inc. * †	4,354,710
3,025,317	Intel Corp.	80,624,698
251,155	KLA-Tencor Corp.	12,369,384
178,802	Lam Research Corp. *	6,747,987
313,914	Linear Technology Corp.	9,834,926
435,158	Maxim Integrated Products, Inc.	11,157,451
280,661	Microchip Technology, Inc. †	9,284,266
1,443,482	Micron Technology, Inc. *	9,108,371
873,929	NVIDIA Corp. *	12,077,699
674,337	ON Semiconductor Corp. *	4,787,793
280,999	Skyworks Solutions, Inc. *	7,690,943
278,031	Teradyne, Inc. *	3,909,116
966,587	Texas Instruments, Inc.	27,731,381
394,446	Xilinx, Inc.	13,241,552

		294,087,413

Total Common Stocks (Cost: $400,098,765)		405,051,958

MONEY MARKET FUND: 0.0% (Cost: $188,962)
188,962	Dreyfus Government Cash Management Fund	188,962

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $400,287,727)		405,240,920

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6% (Cost: $2,389,677)
2,389,677	Bank of New York Overnight Government Fund	2,389,677

Total Investments: 100.6% (Cost: $402,677,404)		407,630,597
Liabilities in excess of other assets: (0.6)%		(2,508,230)

NET ASSETS: 100.0%		$405,122,367

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,336,200.

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Electronic Component - Semiconductors	58.8%	$238,189,887
Semiconductor Component - Integrated Circuits	25.5	103,285,414
Semiconductor Equipment	15.7	63,576,657
Money Market Fund	0.0	188,962

	100.0%	$405,240,920

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$405,051,958	$—	$—	$405,051,958
Money Market Funds	2,578,639	—	—	2,578,639

Total	$407,630,597	$—	$—	$407,630,597

* See Schedule of Investments for security type and geographic sector breakouts.

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2012 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of June 30, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bank & Brokerage ETF	$17,307,216	$1,060,850	$(68,031)	$992,819
Biotech ETF	102,647,173	15,845,172	(1,741,084)	14,104,088
Environmental Services ETF	24,221,992	1,449,434	(6,460,478)	(5,011,044)
Gaming ETF	55,851,269	14,579,398	(5,659,264)	8,920,134
Morningstar Wide Moat Research ETF	30,854,158	570,105	(384,942)	185,163
Pharmaceutical ETF	173,922,010	7,132,900	(3,193,973)	3,938,927
Retail ETF	20,070,673	252,544	(144,625)	107,919
Semiconductor ETF	402,677,404	7,284,768	(2,331,575)	4,953,193

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: August 28, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 28, 2012